Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
18.
Equity
a.
As of December 31, 2022, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	435,456,340	Ps.	6,967,905
Series BB	76,845,237		1,229,631
Total	512,301,577	Ps.	8,197,536

b.
As of December 31, 2023, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	6,967,905
Series BB	75,791,619		1,229,631
Total	505,277,464	Ps.	8,197,536

c.
As of December 31, 2024, common stock consists of the following:

	Number of shares	Nominal value
Fixed Capital
Series B	429,485,845	Ps.	1,015,232
Series BB	75,791,619		179,158
Total	505,277,464	Ps.	1,194,390

As of December 31, 2024, all shares are fully subscribed and paid. The Company’s shares are represented by common ordinary shares and without nominal value. Series “BB” shares, which may represent up to 15% of common stock, may only be transferred upon prior conversion into Series “B” shares, based on certain time restrictions.

Each share of Series “B” and “BB” gives the holder the right to one vote at any Ordinary Shareholders’ Meeting. According to the Company’s bylaws, shareholders of Series “B” shares either individually or jointly with their related parties, cannot hold more than 10% of the total outstanding common stock of the Company, and therefore are prohibited from exceeding such limits by participating through trusts, agreements, social pacts or bylaws, pyramid schemes or any other mechanism that provides a larger share than legally allowed. Additionally, the Company’s bylaws provide that if a person individually or jointly with its related parties, acquires a percentage of shares exceeding the limits of participation previously mentioned, the person or group of persons will be required to sell the excess over what is allowed through a public offering, during which time, the shares owned over the 10% threshold by such individuals will not have voting rights and cannot be represented in any Shareholders’ Meeting. Furthermore, the shareholders of Series “BB” shares, either individually or jointly with their related parties, may also be owners of shares of Series “B” shares, regardless of the shares they hold in the aggregate of Series “B” and Series “BB”. However, for those shareholders of the Series “BB” shares, their votes will be limited to no more than 10% of the voting common stock, and any additional participation is required to vote in the same way of the majority of the votes in any Shareholders’ Meeting.

Shareholders of Series “BB” shares are entitled to elect four members to the board of directors and their alternates, whereas shareholders of Series “B” shares with rights to vote, even limited or restricted, that individually or together owning 10% or more of the Company’s capital stock is entitled to elect one member to the board of directors at a Shareholders’ Meeting, and in such instances, such a shareholder or group of shareholders may not exercise the right to vote for the board members corresponding to the majority. If any shareholder or group of shareholders representing at least 10% of the common shares of which the common stock is comprised, exercises the right to appoint a board member, such a shareholder will not have the right to vote in the designation of the board members that correspond to appointment by the majority of Series “B” shareholders. The total number of members of the Board of Directors of the Company is 11, therefore holders of Series “B” shares have the right to appoint only seven members.

The members of the Board of Directors appointed by the Shareholders of the Series “BB” will have the ability to make the following valid designations: (i) upon consultation with the Company’s Nomination and Compensation Committee, appointment and dismissal of the Chief Executive Officer and the top-level executive officers; (ii) appointment of three of the six members of the Operating Committee and three alternates, and the number of members and their alternates to the Audit Committee, including the acquisition, nominations and compensation corresponding to 20% (twenty percent) of the total members, with the understanding that there will be at least one member and alternate, for each of them, iii) in the creation and determination of the Operating Committee whom are not part of the Company, members of the Board of Directors or the Company’s officers. In the case of the Audit Committee, the legal requirements of independence are also met.

d.
In an Ordinary Shareholders’ Meeting held on April 22, 2022, the Shareholders approved the cancellation of the remnant of the repurchase fund for Ps.2,031,782, approved in an Ordinary General Shareholders’ Meeting held on April 27, 2021 and September 14, 2021 and a maximum amount of resources allocated was approved for the repurchase of the Company’s own shares of Ps.2,000,000 during the 12 months following its approval, if the Company’s management determines it convenient or necessary. In addition, proposal to cancel from the Company’s current legal reserves such amount exceeding 20% of the historical common stock of the Company and allocating said excess amount to the Company’s retained earnings account by amount of Ps.1,558,475.
e.
In an Ordinary Shareholders’ Meeting held on April 22, 2022, the Shareholders approved a dividend payment of Ps.14.40 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps.7.20 per outstanding share was made on May 16, 2022 of Ps.3,675,745 and the second payment for Ps.7.20 per outstanding shade was made on November 17, 2022 of Ps.3,637,998, the total payment amounted was Ps.7,313,743.
f.
In a General Extraordinary Shareholders’ Meeting held on April 22, 2022, the Shareholders approved i) the increase in the Company’s Capital Stock by capitalizing the retained earnings, in the amount of Ps.8,027,155; ii) the cancellation of 13,273,970 shares of the Company held in treasury. The Shareholders’ Meeting was informed that, as a consequence, all the necessary corporate legal procedures were carried out, as well as the reform of Article Six of the By-laws of the Company that derive from the approvals, to read as follows: "The Capital Stock will be variable. The fixed minimum part of the Capital Stock is Ps.8,197,536, represented by 512,301,577 shares, registered of Class I and without par value expression, fully subscribed and paid”.
g.
In an Ordinary Shareholders’ Meeting held on April 13, 2023, the Shareholders approved a dividend payment of Ps.14.84 per outstanding shares at the date of each payment, excluding shares repurchased in accordance with Article 56 of the Securities Market Law. The first payment for Ps.3.71 per outstanding share was made on May 18, 2023, the second payment for Ps.3.71 per outstanding share was made on July 13, 2023, the third payment for Ps.3.71 per outstanding share was made on October 12, 2023, and the fourth and final payment for Ps.3.71 per outstanding share was made on December 14, 2023.
h.
On April 13, 2023, in an Annual Shareholders’ Meeting, the Shareholders approved the proposal of cancellation of the remnant of the repurchase fund reserve, approved in an Ordinary General Shareholders’ Meeting held on April 22, 2022 for an amount of Ps.499,486, as well as, approval a maximum amount of resources allocated for the repurchase of the Company’s own shares of Ps.2,500,000 during the 12 months after April 13, 2023, in accordance with Article 56 of the Securities Market Law. From the approved amount, no shares have been repurchased.
i.
On April 13, 2023, the General Extraordinary Shareholders’ Meeting approved to cancel of 7,024,113 stock shares of the Company that was in treasury.
j.
On May 23, 2023, the Ordinary Shareholders’ Meeting approved the ratification, appointment, and designation of the board of directors.
k.
In an Ordinary Stockholders’ Meeting held on April 25, 2024, the Shareholders approved the cancellation of the remnant of the repurchase fund not exercised and approved in an Ordinary General Stockholders’ Meeting held on April 13, 2023, for an amount of Ps.2,500,000. As well as approval a maximum amount for the repurchase of the Company’s own shares or debt securities representing such shares an amount of Ps.2,500,000, during the 12 months after April 25, 2024, in accordance with Article 56 section IV of the Securities Market Law. From the approved amount in fiscal year 2024, no shares have been repurchased.
l.
In a General Extraordinary Stockholders’ Meeting held on April 25, 2024, the Shareholders approved: i) a capital reduction of Ps.13.86 per outstanding share to be paid in the following 12 months. The Shareholder’s Meeting was informed that, as a consequence, all the necessary corporate legal procedures were carried out, as well the reform to Article Six of the Bylaws of the Company that derive from the approvals, to read as follows: “The Capital Stock will be variable. The fixed minimum part of the Capital Stocks is Ps.1,194,390, represented by 505,277,464 shares, registered of Class I and without value expression, fully subscribed and paid”. The first payment of Ps.3,501,573 was made on July 23, 2024, the second payment of Ps.3,501,573 was made on November 26, 2024.
m.
General Corporate Law requires that at least 5% of the unconsolidated net income of the year, be transferred to the legal reserve until the reserve equals 20% of capital stock at par value (nominal pesos). The legal reserve may be capitalized but may not be distributed, except in the form of stock dividends, until the entity is dissolved. The legal reserve must be replenished if it is reduced for any reason. As of December 31, 2022, 2023 and 2024, the legal reserve, in nominal pesos, was Ps.34,076, Ps.478,185 and Ps.920,187, respectively, corresponding to 0.42%, 5.83% and 77.0%, of the common stock, respectively.
n.
Stockholders’ equity distribution, except for the restatement amounts of the common stock contributed and the Net tax income account, will be subject to an ISR tax, calculated at the tax rate applicable to the distribution year. This corporate level dividend income tax on the distribution of earnings may be applied as a credit against ISR corresponds to the fiscal year in which the dividend was paid and the subsequent two fiscal years following the date in which the dividend was paid. Starting in 2014, dividends distributed to shareholders that originate from tax retained earnings generated from 2014 and later, will generate an additional withholding tax of 10% that is directly attributable to non-Mexican and individual shareholders receiving the dividend.
o.
The balances of Shareholders’ equity tax accounts as of December 31, 2022, 2023 and 2024 were as follows:

	2022		2023		2024
Contributed capital account	Ps.	23,197,291	Ps.	24,278,285	Ps.	18,174,333
Net tax income account		12,516,766		12,008,787		21,892,344
Stockholders equity tax account	Ps.	35,714,057	Ps.	36,287,072	Ps.	40,066,677

p.
In years 2022, 2023 and 2024 the balance of other comprehensive income consists of the reserve for foreign currency translation of DCA, MBJA and PACKAL from functional currency (euro and US dollar respectively) to the reporting currency (Mexican peso), the effects of the remeasurements of the employee benefit, the net income tax and the reserve for cash flow hedges financial instruments.